FAIR VALUE AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Level 1
Disclosure of detailed information about financial instruments
Net assets (liabilities) measured or disclosed at fair value	CAD (655,035)	CAD (658,325)
Level 2
Disclosure of detailed information about financial instruments
Net assets (liabilities) measured or disclosed at fair value	(93,355)	(9,155)
Level 3
Disclosure of detailed information about financial instruments
Net assets (liabilities) measured or disclosed at fair value	3,116,053	2,645,318
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	655,035	658,325
Cross currency interest rate swaps | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	61,466	10,641
Other liability | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	8,968	7,777
Bank indebtedness | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	32,552
Foreign exchange forward contracts | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	42
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	2,733,568	2,653,095
Assets held for sale | Level 3
Disclosure of detailed information about financial instruments
Financial assets	391,453
Foreign exchange forward contracts | Level 2
Disclosure of detailed information about financial instruments
Financial assets	CAD 705	CAD 1,486